Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	OraSure Technologies, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16537
Entity Tax Identification Number	36-4370966
Entity Address, Address Line One	220 East First Street
Entity Address, City or Town	Bethlehem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18015-1360
City Area Code	610
Local Phone Number	882-1820
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	OSUR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001116463